Annual Fund Operating Expenses (Total Stock Market Index Trust)	12 Months Ended
May 01, 2011
Series I, Total Stock Market Index Trust
Operating Expenses:
Share Class	Series I
Management fee	0.49%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.57%
Series II, Total Stock Market Index Trust
Operating Expenses:
Share Class	Series II
Management fee	0.49%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.77%
Series NAV, Total Stock Market Index Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.49%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.52%